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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811- 08413

Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end: Registrant is making a quarterly filing for two of its series, Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund, for the quarter ended January 31, 2008. These two series have a October 31 fiscal year end .

Date of reporting period:    January 31, 2008

Item 1 – Schedule of Investments

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 92.3%
CONSUMER STAPLES 2.5%
Food & Staples Retailing 2.5%
CVS Caremark Corp.	180,813	$7,064,364

HEALTH CARE 83.3%
Biotechnology 21.3%
Alexion Pharmaceuticals, Inc. * ρ	75,352	4,921,993
Amgen, Inc. *	64,749	3,016,656
Antisoma plc *	1,648,500	721,114
Applera Corp. – Celera Genomics Group *	117,877	1,805,876
Biogen Idec, Inc. *	35,697	2,175,732
BioMarin Pharmaceutical, Inc. *	120,759	4,475,328
Celgene Corp. *	50,328	2,823,904
Cephalon, Inc. * ρ	58,000	3,806,540
Cepheid *	102,178	3,120,516
Gen-Probe, Inc. * ρ	84,831	4,848,092
Genentech, Inc. *	21,116	1,482,132
Human Genome Sciences, Inc. * ρ	183,873	1,026,011
Incyte Corp. *	212,710	2,548,266
Indevus Pharmaceuticals, Inc. * ρ	264,927	1,687,585
Isis Pharmaceuticals, Inc. * ρ	236,337	3,686,857
Orchid Cellmark, Inc. *	278,634	1,384,811
OSI Pharmaceuticals, Inc. * ρ	72,025	2,872,357
Regeneron Pharmaceuticals, Inc. *	89,000	1,804,920
Theratechnologies, Inc. *	512,000	4,696,077
Theravance, Inc. *	145,000	2,860,850
United Therapeutics Corp. * ρ	31,000	2,603,380
Vertex Pharmaceuticals, Inc. *	126,000	2,565,360

		60,934,357

Health Care Equipment & Supplies 22.4%
Abiomed, Inc. * ρ	120,099	1,813,495
ArthroCare Corp. *	69,000	2,762,070
Axis-Shield plc	35,000	167,495
Baxter International, Inc.	49,000	2,976,260
Beckman Coulter, Inc.	47,000	3,125,500
Becton, Dickinson & Co.	34,000	2,942,020
Boston Scientific Corp. *	227,000	2,753,510
Covidien, Ltd.	86,000	3,838,180
ev3, Inc. *	207,000	1,811,250
Fresenius SE	39,660	3,147,857
Hologic, Inc. *	51,000	3,282,360
Hospira, Inc. *	70,141	2,883,496
Invacare Corp. ρ	64,500	1,569,930
Inverness Medical Innovations, Inc. * ρ	90,000	4,054,500
Medipattern Corp. *	495,887	741,569
Medtronic, Inc.	102,000	4,750,140
NMT Medical, Inc. * ρ	216,498	1,173,419
Smith & Nephew plc	209,000	2,850,063
St. Jude Medical, Inc. *	77,253	3,129,519
Synthes, Inc.	24,500	3,122,363
Thoratec Corp. * ρ	170,000	2,720,000
TranS1, Inc. * ρ	88,000	1,283,920
Varian Medical Systems, Inc. *	61,000	3,171,390
Zoll Medical Corp. *	154,000	4,105,640

		64,175,946

1

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 8.8%
Brookdale Senior Living, Inc. ρ	51,485	$1,149,145
Cardinal Health, Inc.	101,500	5,883,955
Emeritus Corp. * ρ	171,000	3,787,650
Fresenius Medical Care AG & Co. KGaA	55,713	2,856,828
McKesson Corp.	55,000	3,453,450
Medco Health Solutions, Inc. *	45,000	2,253,600
WellPoint, Inc. *	73,000	5,708,600

		25,093,228

Life Sciences Tools & Services 10.3%
AMAG Pharmaceuticals, Inc. * ρ	97,765	5,040,763
Applera Corp. – Applied Biosystems Group	88,114	2,778,235
Bio-Rad Laboratories, Inc., Class A *	34,265	3,262,371
Enzo Biochem, Inc. * ρ	325,000	3,035,500
Helicos BioSciences Corp. *	90,000	1,125,000
PerkinElmer, Inc.	92,500	2,302,325
Pharmaceutical Product Development, Inc.	77,000	3,338,720
Qiagen NV * ρ	79,000	1,611,600
Sequenom, Inc. *	92,383	765,855
Sequenom, Inc. * + ☐	88,600	720,318
Thermo Fisher Scientific, Inc. * ρ	108,109	5,566,532

		29,547,219

Pharmaceuticals 20.5%
Abbott Laboratories	98,845	5,564,973
Auxilium Pharmaceuticals, Inc. *	142,000	4,856,400
Bristol-Myers Squibb Co.	135,936	3,152,356
Chugai Pharmaceutical Co., Ltd.	140,000	1,848,969
Eurand NV *	166,118	2,355,553
Forest Laboratories, Inc. *	126,000	5,011,020
Inspire Phamaceuticals, Inc. *	120,000	536,400
Ipsen	108,852	6,039,031
Merck & Co., Inc. ρ	112,642	5,213,072
Merck KgaA	36,560	4,520,484
Novartis AG, ADR	48,300	2,444,463
Novo Nordisk AS	51,900	3,256,500
Roche Holding AG	16,642	3,007,248
Schering-Plough Corp.	144,000	2,818,080
Sepracor, Inc. *	90,000	2,541,600
Shire plc	141,000	2,513,761
Sirtris Pharmaceuticals, Inc. * ρ	45,875	553,253
Spectrum Pharmaceuticals, Inc. * ρ	274,055	698,840
Teva Pharmaceutical Industries, Ltd., ADR	35,000	1,611,400

		58,543,403

MATERIALS 6.5%
Chemicals 6.5%
Bayer AG	191,364	15,723,401
Syngenta AG	11,000	2,893,621

		18,617,022

Total Common Stocks (cost $228,498,378)		263,975,539

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * + ☐ (cost $0)	410,964	0

2

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 23.6%
CORPORATE BONDS 1.0%
Consumer Finance 0.3%
Toyota Motor Credit Corp., FRN, 3.30%, 05/08/2008 ρρ	$1,000,000	$999,572

Diversified Financial Services 0.7%
Bank of America Corp., FRN, 3.18%, 06/13/2008 ρρ	2,000,000	2,000,694

REPURCHASE AGREEMENTS ^ 14.7%
ABN AMRO, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $4,000,357 ρρ	4,000,000	4,000,000
Banc of America Securities, LLC, 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value $4,000,356 ρρ	4,000,000	4,000,000
BNP Paribas SA, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $6,000,535 ρρ	6,000,000	6,000,000
Cantor Fitzgerald & Co., 3.30%, dated 01/31/2008, maturing 02/01/2008, maturity value $4,000,367 ρρ	4,000,000	4,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $5,000,446 ρρ	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $6,000,535 ρρ	6,000,000	6,000,000
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $3,000,268 ρρ	3,000,000	3,000,000
JPMorgan Securities, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value $3,000,267 ρρ	3,000,000	3,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value $3,000,267 ρρ	3,000,000	3,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value $4,000,356 ρρ	4,000,000	4,000,000

		42,000,000

	Shares	Value

MUTUAL FUND SHARES 7.9%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I, 3.72% ρρ q	630,672	630,672
Evergreen Institutional U.S. Government Money Market Fund, Class I, 3.46% q ø	21,840,499	21,840,499

		22,471,171

Total Short-Term Investments (cost $67,471,171)		67,471,437

Total Investments (cost $295,969,549) 115.9%		331,446,976
Other Assets and Liabilities (15.9%)		(45,558,596)

Net Assets 100.0%		$285,888,380

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 129 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $296,989,986. The gross unrealized appreciation and depreciation on securities based on tax cost was $54,695,928 and $20,238,938, respectively, with a net unrealized appreciation of $34,456,990.

3

EVERGREEN HEALTH CARE FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 83.9%
ENERGY 10.7%
Oil, Gas & Consumable Fuels 10.7%
Boardwalk Pipeline Partners, LP	9,467	$294,234
Comstock Resources, Inc. *	300,000	9,510,000
Copano Energy, LLC ρ	379,100	13,397,394
Crosstex Energy, Inc. ρ	50,000	1,637,000
El Paso Pipeline Partners, LP	54,737	1,295,625
Genesis Energy, LP ρ	507,414	10,868,808
McMoRan Exploration Co. * ρ	16,085	253,178
Rex Energy Corp.	25,000	289,750
Southwestern Energy Co. *	500,860	28,003,083
Williams Pipeline Partners, LP * ρ	75,000	1,455,000

		67,004,072

INFORMATION TECHNOLOGY 0.0%
Software 0.0%
VMware, Inc., Class A * ρ	1,000	56,650

TELECOMMUNICATION SERVICES 24.7%
Diversified Telecommunication Services 13.8%
AT&T, Inc.	650,000	25,018,500
Elisa Oyj ρ	800,000	22,653,368
Golden Telecom, Inc.	100,000	10,271,000
Shenandoah Telecommunications Co. ρ +	720,000	13,154,400
Telstra Corp., ADR	3,000,000	7,631,686
Verizon Communications, Inc.	200,000	7,768,000
Windstream Corp.	25,848	300,095

		86,797,049

Wireless Telecommunication Services 10.9%
American Tower Corp., Class A *	225,000	8,444,250
Centennial Communications Corp. *	700,000	4,004,000
Crown Castle International Corp. * ρ	444,800	16,097,312
Rogers Communications, Inc., Class B	700,000	26,817,000
SBA Communcations Corp. *	200,000	5,922,000
Vodafone Group plc	2,000,000	7,018,392

		68,302,954

UTILITIES 48.5%
Electric Utilities 27.1%
Allegheny Energy, Inc. * ρ	200,000	10,958,000
Allete, Inc. ρ	100,000	3,849,000
DPL, Inc. ρ	350,000	9,716,000
E.ON AG, ADR	65,000	4,000,750
Edison International	150,000	7,824,000
El Paso Electric Co. *	95,000	2,225,850
Entergy Corp.	235,000	25,422,300
Exelon Corp.	300,000	22,857,000
FirstEnergy Corp.	400,000	28,488,000
Fortum Oyj	401,651	16,224,724
FPL Group, Inc. ρ	200,000	12,896,000
ITC Holdings Corp.	155,000	8,190,200
Maine & Maritimes Corp. *	2,365	74,970
NRG Energy, Inc. *	100,000	3,859,000
Red Electrica de Espana SA	44,000	2,527,181
Sierra Pacific Resources	188,000	2,814,360
Westar Energy, Inc. ρ	361,982	8,817,882

		170,745,217

1

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 1.4%
Enagas SA	83,000	$2,286,434
EnergySouth, Inc.	3,000	173,760
Questar Corp.	127,000	6,465,570

		8,925,764

Independent Power Producers & Energy Traders 4.5%
Canadian Hydro Developers, Inc. *	105,000	548,527
Constellation Energy Group, Inc.	250,000	23,490,000
Ormat Technologies, Inc. ρ	100,000	4,347,000

		28,385,527

Multi-Utilities 15.2%
Florida Public Utilities Co.	25,000	290,250
National Grid Transco plc, ADR ρ	165,000	12,807,300
PG&E Corp.	450,000	18,468,000
Public Service Enterprise Group, Inc.	301,705	28,963,680
RWE AG	125,000	15,310,979
Sempra Energy	200,000	11,180,000
Wisconsin Energy Corp.	190,000	8,650,700

		95,670,909

Water Utilities 0.3%
Aqua America, Inc. ρ	25,000	498,250
Pennichuck Corp.	50,000	1,235,000

		1,733,250

Total Common Stocks (cost $431,209,115)		527,621,392

CONVERTIBLE PREFERRED STOCKS 0.9%
FINANCIALS 0.9%
Real Estate Investment Trusts 0.9%
Annaly Capital Management, Inc., 6.00% (cost $3,765,633)	150,000	5,737,500

PREFERRED STOCKS 1.1%
MATERIALS 0.0%
Metals & Mining 0.0%
Ryerson, Inc., Ser. A, 2.40% + ☐	4,500	155,250

UTILITIES 1.1%
Electric Utilities 0.8%
Carolina Power & Light Co., 5.00%	2,000	177,500
Central Illinois Public Service Co., 4.92%	11,000	1,023,344
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	165,831
Consolidated Edison, Inc., 5.00%	20,650	1,843,116
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	141,473
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	590,320
Southern California Edison Co., Ser. B, 4.08%	1,200	22,860
Union Electric Co., 4.56%	9,600	700,800
Union Electric Co., Ser. 1969, 4.00%	6,300	428,400

		5,093,644

Multi-Utilities 0.3%
Public Service Company of New Mexico, Ser. 1965, 4.58%	18,000	1,712,250

Total Preferred Stocks (cost $6,889,578)		6,961,144

2

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.9%
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	$5,950,000
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	1,187,500

		7,137,500

UTILITIES 0.8%
Electric Utilities 0.8%
Reliant Energy, Inc., 5.00%, 08/15/2010	2,000,000	4,727,500

Total Convertible Debentures (cost $9,004,102)		11,865,000

CORPORATE BONDS 2.8%
UTILITIES 2.8%
Independent Power Producers & Energy Traders 2.8%
Calpine Corp., 8.50%, 02/15/2011 ρ • (cost $18,304,125)	15,700,000	17,505,500

	Shares	Value

WARRANTS 3.1%
UTILITIES 3.1%
Electric Utilities 3.1%
Mirant Corp., Ser. A, Expiring 01/03/2011 * (cost $13,879,627)	1,200,000	19,758,000

CLOSED-END MUTUAL FUND SHARES 0.3%
Tortoise Capital Resources Corp.	100,000	1,242,000
Tortoise Energy Capital Corp.	22,000	610,500

Total Closed-End Mutual Fund Shares (cost $2,200,700)		1,852,500

	Principal Amount	Value

SHORT-TERM INVESTMENTS 18.7%
CORPORATE BONDS 3.2%
Consumer Finance 0.3%
Toyota Motor Credit Corp., FRN, 3.30%, 05/08/2008 ρρ	$2,000,000	1,999,144

Diversified Financial Services 2.9%
Bank of America Corp., FRN, 3.18%, 02/08/2008 ρρ	4,000,000	4,000,036
Citigroup Global Markets, Inc., 3.25%, 02/01/2008 ρρ	1,000,000	1,000,000
Cortland Capital, LLC, FRN, SIV, 3.18%, 04/10/2008 ρρ +	5,000,000	4,986,700
Premier Asset Collateralized Entity, LLC, FRN, SIV, 4.23%, 05/15/2008 ρρ +	3,000,000	2,991,600
Sigma Finance, Inc., FRN, SIV, 3.09%, 06/16/2008 ρρ +	5,000,000	4,962,550

		17,940,886

REPURCHASE AGREEMENTS ^ 9.8%
ABN Amro, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $4,000,357 ρρ	4,000,000	4,000,000
Banc of America Securities, LLC , 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value $4,000,356 ρρ	4,000,000	4,000,000
BNP Paribas Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $8,000,713 ρρ	8,000,000	8,000,000
Cantor Fitzgerald & Co., 3.30%, dated 01/31/2008, maturing 02/01/2008, maturity value $8,000,733 ρρ	8,000,000	8,000,000
Credit Suisse First Boston, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $8,000,713 ρρ	8,000,000	8,000,000
Deutsche Bank Securities, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $8,000713 ρρ	8,000,000	8,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $3,000,268 ρρ	3,000,000	3,000,000

3

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS continued
REPURCHASE AGREEMENTS ^ continued
Greenwich Capital Markets, Inc., 3.21%, dated 01/31/2008, maturing 02/01/2008, maturity value $8,000,713 ρρ	$8,000,000	$8,000,000
Lehman Brothers, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value $2,000,178 ρρ	2,000,000	2,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.20%, dated 01/31/2008, maturing 02/01/2008, maturity value $9,000,800 ρρ	9,000,000	9,000,000

		62,000,000

	Shares	Value

MUTUAL FUND SHARES 5.7%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 3.72% q ρρ	529,994	529,994
Evergreen Institutional Money Market Fund, Class I, 4.31% q ø	35,074,418	35,074,418

		35,604,412

Total Short-Term Investments (cost $117,604,298)		117,544,442

Total Investments (cost $602,857,178) 112.7%		708,845,478
Other Assets and Liabilities (12.7%)		(79,632,606)

Net Assets 100.0%		$629,212,872

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 154 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

Put options written at January 31, 2008 were as follow:

Expiration Date	Security	Number of Contracts	Strike Price	Market Value	Premiums Received

3/22/2008	Southwestern Energy Co.	500	45 USD	$25,000	$76,500

Call options written at January 31, 2008 were as follow:

Expiration Date	Security	Number of Contracts	Strike Price	Market Value	Premiums Received

3/22/2008	Southwestern Energy Co.	1,000	60 USD	$195,000	$98,999

μ	Cash is pledged as collateral for written options.

On January 31, 2008, the aggregate cost of securities for federal income tax purposes was $603,217,597. The gross unrealized appreciation and depreciation on securities based on tax cost was $108,232,126 and $2,604,245, respectively, with a net unrealized appreciation of $105,627,881.

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EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2008 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

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Item 2 - Controls and Procedures

(a)

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust
By: ___________________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: ___________________________________
Dennis H. Ferro,
Principal Executive Officer
Date: March 30, 2008
By: ___________________________________
Jeremy DePalma
Principal Financial Officer
Date: March 30, 2008